Trade and other receivables (Details) - USD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Trade and other receivables [Abstract]
Trade receivables	$ 738.8	$ 628.4
Loss allowance	(14.0)	(17.9)	$ (42.4)
Net trade receivables	724.8	610.5
Prepayments	40.1	49.1
Other receivables	59.4	38.1
Contract assets	62.0	33.7
Trade and other receivables	$ 886.3	$ 731.4